ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME

12.          ACCUMULATED OTHER COMPREHENSIVE INCOME

Changes in the Company’s accumulated other comprehensive income are shown in the following table:

Years ended December 31,	2011	2010	2009
Accumulated other comprehensive income, beginning of year	$175,941	$198,182	$161,827
Change in fair value of interest rate swaps, net of taxes and noncontrolling interest	—	—	92
Foreign currency translation adjustment, net of noncontrolling interest(i)	(14,324)	(22,079)	48,315
Recognition of foreign currency translation loss (gain) in net income (loss)(ii)	—	(42)	7,798
Change in net unrecognized actuarial pension losses, net of noncontrolling interest	—	(120)	—
Reclassification to net income (loss) of foreign currency translation gain of discontinued operations upon deconsolidation(iii)	(652)	—	—
Reclassification to net income (loss) of net unrecognized actuarial pension losses of discontinued operations upon deconsolidation(iii)	120	—	—
Reclassification to income upon deconsolidation of MEC (note 1(d))	—	—	(19,850)
Accumulated other comprehensive income, end of year(iv)	$161,085	$175,941	$198,182

(i)                                     The Company incurs unrealized foreign currency translation gains and losses related to its self-sustaining operations having functional currencies other than the U.S. dollar. The foreign currency translation losses in the years ended December 31, 2011 and 2010 are primarily due to the weakening of the euro and the Canadian dollar against the U.S. dollar. The foreign currency translation gain in the year ended December 31, 2009 is primarily due to the strengthening of the euro and the Canadian dollar against the U.S. dollar.

(ii)                                  Included in “other gains (losses), net” for the year ended December 31, 2009 is a $7.8 million foreign currency translation loss realized from a capital transaction that gave rise to a reduction in the net investment in a foreign operation, which was considered a substantially complete liquidation of that foreign operation. For the year ended December 31, 2010, $0.1 million included in “other gains (losses), net” represents the remaining foreign currency translation gain realized from the final liquidation of that foreign operation.

(iii)                               Included in “income (loss) from discontinued operations, net of income tax” on the consolidated statements of income (loss) for the year ended December 31, 2011 is the reclassification to net income (loss) of a $0.6 million foreign currency translation gain and a $0.1 million unrecognized actuarial pension loss associated with the Racing & Gaming Business upon deconsolidation.

(iv)                             Accumulated other comprehensive income consists of:

As at December 31,	2011	2010
Foreign currency translation adjustment	$161,085	$176,061
Net unrecognized actuarial pension losses	—	(120)
	$161,085	$175,941